Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Income (Expenses) With Related Parties
The following table summarizes our transactions with related parties for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$(28)	$(42)	$(56)
Ocean Yield Malta Limited	(1,914)	(3,221)	(1,719)
Ultranav Business Support ApS	(1,115)	(100)	(72)
Naviera Ultranav Limitada	(15)	(13)	—
Norton Lilly International Inc	(131)	—	—
Total	$(3,203)	$(3,376)	$(1,847)

Schedule of Due From Related Parties
The following table sets out the balances due from related parties as at December 31, 2024 and 2023:

	December 31, 2023	December 31, 2024
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$30,804	$8,055
Unigas Pool	2,598	5,742
Total	$33,402	$13,797

Schedule of Due To Related Parties
The following table sets out the balances due to related parties as at December 31, 2024 and 2023:

	December 31, 2023	December 31, 2024
	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$41,912	$—
Ultranav Business Support ApS*	36	—
Total	$41,948	$—
*On August 4, 2021, in connection with the Company’s acquisition of the fleet and businesses of Othello Shipping Company S.A. and Ultragas ApS from Naviera Ultranav Limitada, the Company entered into a Transitional Services Agreement (“TSA”) with Ultranav Business Support ApS (“UBS”) to provide back office services, such as accounting and payroll, IT, treasury, financial controlling, tax and compliance, communications and CSR, HR, administrative services and branding. The Company pays UBS a monthly fee for services provided. The TSA agreement with UBS can be terminated by the Company by giving six-months notice.